Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Activity

Segment activity are as follows (in thousands):

	Nigeria	Kenya	The Gambia	Corporate and Other	Total
For the Year Ended December 31,
2013
Revenues	$63,736	$-	$-	$-	$63,736
Operating loss	$(23,705)	$(3,404)	$(1,070)	$(15,348)	$(43,527)

2012
Revenues	$74,667	$-	$-	$-	$74,667
Operating loss	$(18,497)	$(1,046)	$(498)	$(12,083)	$(32,124)

2011
Revenues	$37,922	$-	$-	$-	$37,922
Operating loss	$(7,870)	$-	$-	$(12,793)	$(20,663)

Total assets by segment are as follows (in thousands):

	Nigeria	Kenya	The Gambia	Corporate and Other	Total
Total Assets
As of December 31, 2013	$449,856	$1,484	$2,025	$859	$454,224
As of December 31, 2012	$371,744	$1,364	$2,168	$1,767	$377,043